Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Leases (Details) [Line Items]
Leases with initial term	12 months
Incremental borrowing rate	3.95%		6.98%
Total operating lease expenses (in Dollars)	$ 1,734,513	$ 1,524,429
United States [Member]
Leases (Details) [Line Items]
Incremental borrowing rate	3.75%
Minimum [Member]
Leases (Details) [Line Items]
Operating leases, with terms	1 year
Maximum [Member]
Leases (Details) [Line Items]
Operating leases, with terms	15 years